Sep. 28, 2016
MFS® Low Volatility Equity Fund
MFS® Low Volatility Equity Fund
SUPPLEMENT TO THE PROSPECTUS

The date of this supplement is September 28, 2016.

MFS® Low Volatility Equity Fund

Effective immediately, the sub-section entitled "Principal Investment Strategies" under the main heading "Summary of Key Information" is restated in its entirety as follows:

Principal Investment Strategies
MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests at least 80% of the fund's net assets in equity securities. Equity securities include common stocks and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

In selecting investments for the fund, MFS is not constrained to any particular investment style. MFS may invest the fund's assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS may invest the fund's assets in companies of any size.

MFS normally allocates the fund's investments across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single or small number of industries or sectors.

MFS uses a bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers to determine a fundamental rating for an issuer. MFS uses quantitative analysis to determine a quantitative rating for an issuer. MFS generally eliminates the most volatile equity securities based on historical volatility as potential investments for the fund.  MFS then constructs the portfolio considering the blended rating from combining the fundamental rating and the quantitative rating as well as issuer, industry, and sector weightings, volatility, and other factors, with a goal of constructing a portfolio less volatile than the Standard & Poor's 500 Stock Index.  There is no assurance that the fund will be less volatile over the long term or for any year or period of years. Volatility is measured by the standard deviation of monthly returns. Volatility generally measures how much the fund's returns have varied over a specified time period.  It is expected that the fund will generally underperform the equity markets during periods of strong, rising equity markets.

Effective immediately, the following is added after the third paragraph in the sub-section entitled "Principal Risks" under the main heading "Summary of Key Information":
Investment Strategy Risk:  There is no assurance that the fund will be less volatile than the S&P 500 Index over the long term or for any year or period of years. The fund's strategy to invest in equity securities with historically lower volatility may not produce the intended results if, in general, the historical volatility of an equity security is not a good predictor of the future volatility of that equity security, and/or if the specific equity securities held by the fund become more volatile than expected. In addition, the fund's strategy to blend fundamental and quantitative research may not produce the intended results.  In addition, MFS fundamental research is not available for all issuers.  It is expected that the fund will generally underperform the equity markets during periods of strong, rising equity markets.

 Effective immediately, the following is added after the fifth paragraph in the sub-section entitled "Principal Risks" under the main heading "Summary of Key Information":

Industry and Sector Focus Risk:  Issuers in an industry or sector can react similarly to market, economic, political, regulatory, geopolitical, and other conditions.  If MFS invests a significant percentage of the fund's assets in issuers within an industry or sector, the fund's performance will be affected by conditions in that industry or sector.